NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

SCHEDULE OF NOTES PAYABLE

(b) Additional detail to all Notes Payable in Default is as follows:

June 30, 2021	December 31, 2020	Interest	Interest Expense
Principal	Principal	Rate	6/30/2021	6/30/2020	Maturity
$32,960	32,960	5.00%	824	824	10/5/18
32,746	32,746	5.00%	818	818	10/5/18
5,000	5,000	6.00%	150	150	10/5/18
100,000	100,000	5.00%	2,500	2,500	10/5/18
7,000	7,000	6.00%	210	210	10/5/18
388,376	388,376	5.00%	9,710	9,710	10/5/18
192,000	192,000	0%	6,720	6,720	10/5/18
18,000	18,000	6.00%	540	540	9/1/2002
30,000	30,000	6.00%	900	900	9/12/2002
25,000	25,000	5.00%	626	626	8/31/2000
40,000	40,000	7.00%	1,400	1,400	7/10/2002

$871,082	$871,082		$24,398	$24,398

(b) Additional detail to all Notes Payable in Default is as follows:

2020	2019	Interest	Interest Expense
Principal	Principal	Rate	12/31/2020	12/31/2019	Maturity
$32,960	32,960	5.00%	1,649	1,648	10/5/18
32,746	32,746	5.00%	1,637	1,636	10/5/18
5,000	5,000	6.00%	300	300	10/5/18
100,000	100,000	5.00%	5,000	5,000	10/5/18
7,000	7,000	6.00%	420	420	10/5/18
388,376	388,376	5.00%	19,420	19,419	10/5/18
192,000	192,000	0%	13,440	13,440	10/5/18
18,000	18,000	6.00%	1,080	1,080	9/1/2002
30,000	30,000	6.00%	1,800	1,800	9/12/2002
25,000	25,000	5.00%	1,250	1,250	8/31/2000
40,000	40,000	7.00%	2,800	2,800	7/10/2002

$871,082	$871,082		$48,796	$48,793